Significant Accounting Policies (Details) - Schedule of property, equipment and Impairment of long-lived assets. Property and equipment	12 Months Ended
Dec. 31, 2020
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	40 years
Residential rental properties [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	27 years 6 months
Purchased software [member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years